Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Accounting

The accompanying unaudited consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“GAAP”). GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the unaudited consolidated financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. There have been no
significant changes to the Company's significant accounting policies during the nine
months ended
September 30, 2020.

The accompanying unaudited consolidated financial statements have been prepared according to the rules and regulations of the SEC. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted according to such rules and regulations, although management believes that the disclosures are adequate to make the information presented not
misleading.

In the opinion of management, all adjustments and eliminations necessary for the fair presentation of the Company's financial position as of
September 30, 2020
and results of operations for the
three
and
nine
months ended
September 30, 2020
have been included. Such adjustments are normal and recurring in nature. The unaudited information included in this quarterly report on Form
10
-Q should be read in conjunction with the Company's audited financial statements included in the Company's Registration Statement on Form S-
11,
as amended (Registration
No.
333
-
235698
), filed with the SEC on
February 4, 2020.

Basis of Accounting

The accompanying financial statement is presented in accordance with accounting principles generally accepted in the United States (“GAAP”). GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statement and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

In the opinion of management, all adjustments and eliminations necessary for the fair presentation of the Company's financial position as of
December 31, 2019
have been included.

Repurchase and Resale Agreements Policy [Policy Text Block]
Secured Financing and Master Repurchase Agreements

The Company's borrowings under secured financing agreements and master repurchase agreements are treated as collateralized financing arrangements carried at their contractual amounts, net of unamortized debt issuance costs, if any.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates and Assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. It is at least reasonably possible that these estimates could change in the near term. Estimates are inherently subjective in nature and actual results could differ from our estimates and the differences could be material.

Since being reported in
December 2019,
COVID-
19
has spread globally, including to every state in the United States. On
March 11, 2020,
the World Health Organization declared COVID-
19
a pandemic, and on
March 13, 2020,
the United States declared a national emergency with respect to COVID-
19.

The COVID-
19
pandemic has had, and another pandemic in the future could have, repercussions across regional and global economies and financial markets. The outbreak of COVID-
19
in many countries has significantly adversely impacted global economic activity and has contributed to significant volatility and negative pressure in financial markets. The global impact of the outbreak has evolved rapidly and, as cases of COVID-
19
were identified in additional countries, many countries, including the United States, reacted by instituting quarantines, mandating business and school closures and restricting travel.

As a result of the recent spike in COVID-
19
cases in the United States, certain states and cities have reinstituted restrictive quarantines, restrictions on travel, “shelter in place” rules, restrictions on the types of business that may
continue to operate, and/or restrictions on the types of construction projects that may
continue. Management expects that additional states and cities will implement similar restrictions if the current trend continues and cannot predict when such restrictions will expire. As a result, the COVID-
19
pandemic has negatively impacted, and will likely continue to negatively impact, almost every industry directly or indirectly and may
adversely impact our performance or the value of underlying real estate collateral relating to the Company's investments, increase the default risk applicable to borrowers and make it relatively more difficult for the Company to generate attractive risk-adjusted returns. The extent to which COVID-
19
impacts the Company will depend on future developments, which are highly uncertain and cannot be predicted, including additional actions taken to contain COVID-
19
or treat its impact, among others. The COVID-
19
outbreak, and future pandemics, could materially and adversely impact or disrupt our financial condition, results of operations, cash flows and performance. COVID-
19
may
also negatively and materially impact estimates and assumptions used by the Company including, but not
limited to, fair value estimates and estimates of an allowance for loan losses.

We are closely monitoring the impact of the COVID-
19
 pandemic on all aspects of our business. As of
September 30, 2020,
there have been
two
forbearance requests approved in our CMBS B-Piece portfolio, representing
0.8%
of our consolidated unpaid principal balance outstanding. Additionally, there were nine
forbearance requests approved in our SFR loan book. However, as of
September 30, 2020,
these loans were
no
longer in forbearance. Despite these forbearance requests, the master servicers continued to make payments to us for the portion of our CMBS B-Piece and SFR Loans that requested forbearance, and were approved by Freddie Mac, during the entire forbearance period. These agreed upon forbearance requests include both principal and interest payments for three
months, with an option to the borrower to extend an additional three
months, and require the borrower to repay Freddie Mac within twelve
months of the end of the forbearance period.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The Company accounts for subsidiary partnerships in which it holds an ownership interest in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
810,
Consolidation
. The Company
first
evaluates whether each entity is a variable interest entity (“VIE”). Under the VIE model, the Company consolidates an entity when it has power to direct the activities of the VIE and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Under the voting model, the Company consolidates an entity when it controls the entity through ownership of a majority voting interest. The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries, including the OP and its subsidiaries. The Company's sole significant asset is its investment in the OP, and consequently, substantially all of the Company's assets and liabilities represent those assets and liabilities of the OP. In addition, all of the Company's debt is an obligation of the OP's subsidiary partnerships.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Variable Interest Entities

The Company evaluates all of its interests in VIEs for consolidation. When the Company's interests are determined to be variable interests, the Company assesses whether it is deemed to be the primary beneficiary of the VIE. The primary beneficiary of a VIE is required to consolidate the VIE. FASB ASC Topic
810,

Consolidation
, defines the primary beneficiary as the party that has both (i) the power to direct the activities of the VIE that most significantly impact its economic performance, and (ii) the obligation to absorb losses and the right to receive benefits from the VIE which could be potentially significant. The Company considers its variable interests, as well as any variable interests of its related parties in making this determination. Where both of these factors are present, the Company is deemed to be the primary beneficiary, and it consolidates the VIE. Where either one
of these factors is
not
present, the Company is
not
the primary beneficiary, and it does
not
consolidate the VIE.

Mortgage Banking Activity [Policy Text Block]
CMBS
Trusts

The Company consolidates the trusts that issue beneficial ownership interests in mortgage loans secured by commercial real estate (commonly known as CMBS) when the Company holds a variable interest in, and management considers the Company to be the primary beneficiary of those trusts. Management believes the performance of the assets that underlie CMBS issuances most significantly impact the economic performance of the trust, and the primary beneficiary is generally the entity that conducts activities that most significantly impact the performance of the underlying assets. In particular, the most subordinate tranches of CMBS expose the holder to greater variability of economic performance when compared to more senior tranches since the subordinate tranches absorb a disproportionately higher amount of the credit risk related to the underlying assets. Generally, a trust designates the most junior subordinate tranche outstanding as the controlling class, which entitles the holder of the controlling class to unilaterally appoint, remove and replace the special servicer for the trust. For the CMBS that the Company consolidates, the Company owns
100%
of the most subordinate tranche of the securities issued by the trusts, which include the controlling class, and has the ability to remove and replace the special servicer.

On the Consolidated Balance Sheets as of
September 30, 2020,
we consolidated the
five
Freddie Mac K-Series securitization entities (the “CMBS Entities”) that we determined were VIEs and for which we determined we were the primary beneficiary. The CMBS Entities are independent of the Company, and the assets and liabilities of the CMBS Entities are not
owned by and are
not
legal obligations of ours. Our exposure to the CMBS Entities is through the subordinated tranches. For financial reporting purposes, the underlying mortgage loans held by the trusts are recorded as a separate line item on the balance sheet under “Mortgage loans held in variable interest entities, at fair value.” The liabilities of the trusts consist solely of obligations to the CMBS holders of the consolidated trusts, excluding the CMBS B-Piece investments held by the Company. The liabilities are presented as “Bonds payable held in variable interest entities, at fair value” on the Consolidated Balance Sheets. The CMBS B-Pieces held by the Company and the interest earned thereon are eliminated in consolidation. Management has elected the measurement alternative in ASC
810
to report the fair value of the assets and liabilities of the consolidated CMBS Entities in order to provide users of the financial statements with better information regarding the effects of credit risk and other market factors on the CMBS B-Pieces owned by the Company. Management has elected to show interest income and interest expense related to the CMBS Entities in aggregate with the change in fair value as “Change in net assets related to consolidated CMBS variable interest entities.” The residual difference between the fair value of the CMBS Entities' assets and liabilities represents the Company's investments in the CMBS B-Pieces.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Investment in subsidiaries

The Company conducts its operations through the OP, which acts as the general partner of the subsidiary partnerships that own the investments through limited liability companies that are SPEs. The Company is the majority limited partner of the OP, holds approximately
50.28%
of the OP Units in the OP and has the ability to remove the general partner of the OP with or without cause, and as such, consolidates the OP. The Company consolidates the SPEs in which it has a controlling financial interest as well as any VIEs where it is the primary beneficiary. All of the investments the SPEs own are consolidated in the unaudited consolidated financial statements. Generally, the assets of each entity can only be used to settle obligations of that particular entity, and the creditors of each entity have no
recourse to the assets of other entities or the Company notwithstanding equity pledges various lenders may
have in certain entities.

Redeemable Noncontrolling Interests [Policy Text Block]
Redeemable Noncontrolling Interests

Noncontrolling interests represent the ownership interests in consolidated subsidiaries held by entities other than the Company. Those noncontrolling interests that the holder is allowed to redeem before liquidation or termination of the entity that issued those interests are considered redeemable noncontrolling interests.

The subsidiary partnerships of the OP have redeemable noncontrolling interests classified on the Consolidated Balance Sheets as temporary equity in accordance with ASC
480.
This is presented as “Redeemable noncontrolling interests in the Operating Partnership” on the Consolidated Balance Sheets and their share of “Net Income (Loss)” as “Net Income (Loss) attributable to redeemable noncontrolling interests” in the accompanying Consolidated Statements of Operations.

The redeemable noncontrolling interests were initially measured at the fair value of the contributed assets in accordance with ASC
805
-
50.
The redeemable noncontrolling interests will be adjusted to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests. Capital contributions, distributions and profits and losses are allocated to the redeemable noncontrolling interests in accordance with the terms of the partnership agreements of the subsidiary partnerships.

Business Combinations Policy [Policy Text Block]
Acquisition Accounting

The Company accounts for the acquisitions of the SFR Loans and CMBS B-Pieces, as asset acquisitions pursuant to ASC
805
-
50
rather than as business combinations. Substantially all of the fair value of the assets acquired are concentrated in a group of similar identifiable assets, i.e. the SFR Loans represent one
acquisition of similar identifiable assets, and the acquisition of the CMBS B-Pieces represents an additional acquisition of similar identifiable assets. Additionally, there were no
corresponding in-place workforce, servicing platforms or any other item that could be considered an input or process associated with these assets. As such, the SFR Loans and the CMBS B-Pieces do not
constitute businesses as defined by ASC
805
-
10
-
55.
As the investments in the Initial Portfolio were contributed to the OP's subsidiary partnerships in a non-cash transaction, cost is based on the fair value of the assets acquired.

Formation Transaction [Policy Text Block]
Formation Transaction

The Company commenced operations on
February 11, 2020
upon the closing of its IPO. Prior to the closing of the IPO, the Company engaged in the Formation Transaction through which it acquired the Initial Portfolio consisting of SFR Loans, CMBS B-Pieces, mezzanine loan and preferred equity investments in real estate companies and properties in other structured real estate investments within the multifamily, SFR and self-storage asset classes. The Initial Portfolio was acquired from the Contribution Group pursuant to a contribution agreement through which the Contribution Group contributed their interest in the Initial Portfolio to SPEs owned by subsidiary partnerships of the Company, in exchange for limited partnership interests (“Sub OP Units”) in subsidiary partnerships of the OP (“Sub OPs”). The assets and liabilities constituting the Initial Portfolio were contributed at fair value using a cutoff date of
January 31, 2020.
The mezzanine loan, preferred stock and preferred equity investments were valued using a discounted cash flow model using discount rates negotiated with the Contribution Group. A third
-party valuation firm was utilized to value the SFR Loans using the income approach in accordance with ASC Topic
820.
The income approach utilizes a discounted cash flow method to present value the expected future cash flows. The future cash flows were projected based on the terms of the loans including interest rates, current balances and servicing fees. The future cash flows depend substantially on various other assumptions such as prepayment rates, prepayment charges, default rates, expected loss given default (severity), and other inputs. The Credit Facility (defined below) contributed along with the SFR Loans was also valued using the income approach as previously described. The equity and financial liabilities of the consolidated CMBS B-Pieces were valued using broker quotes (see Note
2
for more information on our valuation methodologies). The Bridge Facility (defined below) was originated shortly before the closing of the IPO and was contributed at its carrying value, which approximated fair value. The fair values of the contributed cash and accrued interest and dividends approximated their carrying values because of the short-term nature of these instruments. The fair values of the contributed assets described above were agreed upon by the Contribution Group and used to determine the number of Sub OP Units issued. Any purchase premiums or discounts are amortized over the expected life of the investment.

The following table shows the par values, fair values and purchase premiums (discounts) of the Initial Portfolio as of
February 11, 2020,
the closing date of the IPO:

	Par value	Fair Value	Premium (Discount)
Assets
Cash	$302	$302	$—
Loans, held-for-investment, net	22,127	22,282	155
Preferred stock	40,000	40,400	400
Mortgage loans, held-for-investment, net	863,564	934,918	71,354
Accrued interest and dividends	3,616	3,616	—
Mortgage loans held in variable interest entities, at fair value	1,790,228	1,790,135	(93)
	$2,719,837	$2,791,653	$71,816

Liabilities
Credit facility	$788,764	$788,764	$—
Bridge facility	95,000	95,000	—
Bonds payable held in variable interest entities, at fair value	1,655,960	1,655,960	—
	$2,539,724	$2,539,724	$—

Total contributions	$180,113	$251,929	$71,816

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three
months or less to be cash equivalents. Cash and cash equivalents are stated at cost, which approximates fair value.

Financing Receivable, Held-for-investment [Policy Text Block]
Mortgage and other loans held-for-investment

Loans that are held-for-investment are carried at their aggregate outstanding face amount, net of applicable (i) unamortized origination or acquisition premium and discounts, (ii) unamortized deferred fees and other direct loan origination costs, (iii) valuation allowance for loan losses and (iv) write-downs of impaired loans. The effective interest method is used to amortize origination or acquisition premiums and discounts and deferred fees or other direct loan origination costs. In circumstances where, in management's opinion, the difference between the straight-line and effective interest methods is immaterial, the straight-line method is used. As prepayments of principal are received, any premiums paid are amortized against interest income. In general, an increase in prepayment rates accelerates the amortization of purchase premiums, thereby reducing the interest income earned on the assets. Conversely, discounts on such assets are accreted into interest income. In general, an increase in prepayment rates accelerates the accretion of purchase discounts, thereby increasing the interest income earned on the assets.

Revenue [Policy Text Block]
Income Recognition

Interest Income
- Loans held-for-investment, available-for-sale securities, CMBS structured pass through certificates, mortgage loans from the consolidated CMBS Entities and debt securities held-to-maturity where the Company expects to collect the contractual interest and principal payments are considered to be performing loans. The Company recognizes income on performing loans in accordance with the terms of the loan on an accrual basis. Interest income also includes amortization of loan premiums or discounts and loan origination costs.

Dividend Income -
Dividend income
is recorded when declared.

Realized Gain (Loss) on Sale of Investments
- The Company recognizes the excess, or deficiency, of net proceeds received, less the carrying value of such investments, as realized gains or losses, respectively. The Company reverses cumulative, unrealized gains or losses previously reported in its Consolidated Statements of Operations with respect to the investment sold at the time of the sale.

Interest Expense, Policy [Policy Text Block]	Expense Recognition Interest expense, in accordance with the Company's financing agreements, is recorded on the accrual basis. General and administrative expenses are expensed as incurred.
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The Company, with the assistance of an independent valuations firm, performs a quarterly evaluation of loans classified as held for investment for impairment on a loan by loan basis in accordance with ASC
310
-
10
-
35,
Receivables, Subsequent Measurement
(“ASC
310
-
10
-
35”
). If we deem that it is probable that we will be unable to collect all amounts owed according to the contractual terms of a loan, impairment of that loan is indicated. If we consider a loan to be impaired, we will establish an allowance for loan losses, through a valuation provision in earnings that reduces carrying value of the loan to the present value of expected future cash flows discounted at the loan's contractual effective rate or the fair value of the collateral, if repayment is expected solely from the collateral. For non-impaired loans with no
specific allowance the Company determines an allowance for loan losses in accordance with ASC
450
-
20,
Loss Contingencies
(“ASC
450
-
20”
), which represents management's best estimate of incurred losses inherent in the portfolio at the balance sheet date, excluding impaired loans and loans carried at fair value. Management considers quantitative factors likely to cause estimated credit losses including default rate and loss severity rates. The Company also evaluates qualitative factors such as macroeconomic conditions, evaluations of underlying collateral, trends in delinquencies and non-performing assets. Increases to (or reversals of) the allowance for loan loss are included in “Loan loss provision, net” on the accompanying Consolidated Statements of Operations.

Significant judgment is required in determining impairment and in estimating the resulting loss allowance, and actual losses, if any, could materially differ from those estimates.

We perform a quarterly review of our portfolio. In conjunction with this review, we assess the risk factors of each loan, including, without limitation, loan-to-value ratio, debt yield, property type, geographic and local market dynamics, physical condition, collateral, cash-flow volatility, leasing and tenant profile, loan structure, exit plan and project sponsorship. Based on a
5
-point scale, our loans are rated
“1”
through
“5,”
from least risk to greatest risk, respectively, which ratings are defined as follows:

1
– Outperform – Materially exceeds performance metrics (for example, technical milestones, occupancy, rents, net operating income) included in original or current credit underwriting and business plan;

2
– Exceeds Expectations – Collateral performance exceeds substantially all performance metrics included in original or current credit underwriting and business plan;

3
– Satisfactory – Collateral performance meets, or is on track to meet, underwriting; business plan is met or can reasonably be achieved;

4
– Underperformance – Collateral performance falls short of underwriting, material differences exist from business plan, or both; technical milestones have been missed; defaults may
exist, or
may
soon occur absent material improvement; and

5
– Risk of Impairment/Default – Collateral performance is significantly worse than underwriting; major variance from business plan; loan covenants or technical milestones have been breached; timely exit from loan via sale or refinancing is questionable.

We regularly evaluate the extent and impact of any credit deterioration associated with the performance and/or value of the underlying collateral, as well as the financial and operating capability of the borrower. Specifically, the collateral's operating results and any cash reserves are analyzed and used to assess (i) whether cash from operations is sufficient to cover the debt service requirements currently and into the future, (ii) the ability of the borrower to refinance the loan and/or (iii) the collateral's liquidation value. We also evaluate the financial condition of any loan guarantors, as well as any changes in the borrower's competency in managing and operating the collateral. In addition, we consider the overall economic environment, real estate or industry sector and geographic sub-market in which the borrower operates. Such impairment analyses are completed and reviewed by asset management and finance personnel who utilize various data sources, including (i) periodic financial data such as property operating statements, occupancy, tenant profile, rental rates, operating expenses, the borrower's exit plan, and capitalization and discount rates, (ii) site inspections and (iii) current credit spreads and discussions with market participants.

We consider loans to be past-due when a monthly payment is due and unpaid for
60
days or more. Loans will be placed on nonaccrual status and considered non-performing when full payment of principal and interest is in doubt, which generally occurs when they become
120
days or more past-due unless the loan is both well secured and in the process of collection. Accrual of interest on individual loans is discontinued when management believes that, after considering economic and business conditions and collection efforts, the borrower's financial condition is such that collection of interest is doubtful. Our policy is to stop accruing interest when a loan's delinquency exceeds
120
days. All interest accrued but
not
collected for loans that are placed on nonaccrual status or subsequently charged-off are reversed against interest income. Income is subsequently recognized on the cash basis until, in management's judgment, the borrower's ability to make periodic principal and interest payments returns and future payments are reasonably assured, in which case the loan is returned to accrual status.

For individual loans, a troubled debt restructuring is a formal restructuring of a loan where, for economic or legal reasons related to the borrower's financial difficulties, a concession that would not
otherwise be considered is granted to the borrower. The concession may
be granted in various forms, including providing a below-market interest rate, a reduction in the loan balance or accrued interest, an extension of the maturity date, or a combination of these. An individual loan that has had a troubled debt restructuring is considered to be impaired and is subject to the relevant accounting for impaired loans.

A loan is written off when it is
no
longer realizable and/or it is legally discharged.

We will evaluate acquired loans and debt securities for which it is probable at acquisition that all contractually required payments will not
be collected in accordance with ASC
310
-
30,

Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Marketable Securities, Policy [Policy Text Block]
Other-Than-Temporary Impairment

The Company accounts for its investment in Preferred Stock as a debt security held to maturity. Debt securities held to maturity are evaluated on a quarterly basis, and more frequently when triggering events or market conditions warrant such an evaluation, to determine whether declines in their value are other-than-temporary impairments (“OTTI”). To determine whether a loss in value is other-than-temporary, the Company utilizes criteria including: the reasons underlying the decline, the magnitude and duration of the decline (greater or less than twelve
months) and whether or
not
we intend to sell or expect that it is more likely than
not
that we will be required to sell the investment prior to an anticipated recovery of the carrying value. The term “other-than-temporary” is not
intended to indicate that the decline is permanent, but indicates that the prospects for a near-term recovery of value is not
necessarily favorable, or that there is a lack of evidence to support a realizable value equal to or greater than the carrying value of the investment.

In the event that the fair value of debt securities held to maturity is less than amortized cost, we consider whether the unrealized holding loss represents an OTTI. If we do not
expect to recover the carrying value of the debt security held-to-maturity based on future expected cash flows, an OTTI exists, and we reduce the carrying value by the impairment amount, recognize the portion of the impairment related to credit factors in earnings and the portion of the impairment related to other factors in accumulated other comprehensive income. For the three
and
nine
months ended
September 30, 2020,
the Company did
not
recognize an OTTI related to its investment in debt securities held to maturity.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

GAAP requires the categorization of the fair value of financial instruments into three
broad levels that form a hierarchy based on the transparency of inputs to the valuation.

Level
1
– Inputs are adjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level
2
– Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level
2
inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals.

Level
3
– Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The Company follows this hierarchy for our financial instruments. Classifications will be based on the lowest level of input that is significant to the fair value measurement. We review the valuation of Level
3
financial instruments as part of our quarterly process.

Valuation of Consolidated VIEs

We report the financial assets and liabilities of each CMBS trust that we consolidate at fair value using the measurement alternative included in Accounting Standards Update (“ASU”)
No.
2014
-
13,
Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity (“ASU
2014
-
13”
). Pursuant to ASU
2014
-
13,
we measure both the financial assets and financial liabilities of the CMBS trusts we consolidate using the fair value of the financial liabilities (which we consider more observable than the fair value of the financial assets) and the equity of the CMBS trusts beneficially owned by us. As a result, we presented the CMBS issued by the consolidated trusts, but not
beneficially owned by us, as financial liabilities in our consolidated financial statements, measured at their estimated fair value; we measured the financial assets as the total estimated fair value of the CMBS issued by the consolidated trust, regardless of whether such CMBS represent interests beneficially owned by us. Under the measurement alternative prescribed by ASU
2014
-
13,
our “Net income (loss)” reflects the economic interests in the consolidated CMBS beneficially owned by us, presented as “Change in net assets related to consolidated CMBS variable interest entities” in our Consolidated Statements of Operations, which includes applicable (
1
) changes in the fair value of CMBS beneficially owned by us, (
2
) interest income, interest expense and servicing fees earned from the CMBS trusts and (
3
) other residual returns or losses of the CMBS trusts, if any.

Valuation Methodologies

CMBS Trusts
- The financial liabilities and equity of the consolidated CMBS trusts were valued using broker quotes. Broker quotes represent the price that an investment could be sold for in a market transaction and represent fair market value. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the valuation date are classified as Level
2
assets. Loans and bonds that are priced using quotes derived from implied values, bid/ask prices for trades that were never consummated, or a limited amount of actual trades are classified as Level
3
assets because the inputs used by the brokers and pricing services to derive the values are not
readily observable.

CMBS Structured Pass Through Certificates
- We categorize our CMBS Structured Pass Through Certificates (“CMBS I/O Strips”) as Level
2
assets in the fair value hierarchy. CMBS I/O Strips are valued by an independent third
-party investment research firm that provides daily fair market value price updates to our investments.

SFR Loans,
Preferred Equity Investments, Preferred Stock and Mezzanine Loans
- We categorize our SFR Loans, preferred equity, preferred stock and mezzanine loan investments as Level
3
assets in the fair value hierarchy. SFR Loans, preferred equity, preferred stock and mezzanine loan investments are valued using a discounted cash flow model using discount rates derived from observable market data applied to the internal rate of return implied by the expected contractual cash flows. The valuation is done for disclosure purposes only as these investments are not
carried at fair value on the consolidated balance sheet.

Repurchase Agreements
- We generally consider our repurchase agreements Level
3
liabilities in the fair value hierarchy as such liabilities represent borrowings on collateral with terms specific to each borrower. Given the short to moderate term of the floating-rate facilities, we generally expect the fair value of repurchase agreements to approximate their outstanding principal balances.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
- Certain assets
not
measured at fair value on an ongoing basis but that are subject to fair-value adjustments only in certain circumstances, such as when there is evidence of impairment, will be measured at fair value on a nonrecurring basis. For first
mortgage loans, mezzanine loans, preferred equity and preferred stock investments, we apply the amortized cost method of accounting, but may
be required, from time to time, to record a nonrecurring fair value adjustment in the form of a provision for loan loss or OTTI as discussed above.

Overall, our determination of fair value is based upon the best information available for a given circumstance and may
incorporate assumptions that are our best estimates after consideration of a variety of internal and external factors. When an independent valuation firm expresses an opinion on the fair value of a financial instrument in the form of a range, we select a value within the range provided by the independent valuation firm, generally the midpoint, to assess the reasonableness of our estimated fair value for that financial instrument.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company believes that it will operate in a manner that will allow it to qualify for taxation as a REIT under the Code, commencing with its taxable year ending
December 31, 2020.
As a result of the Company's expected REIT qualification, the Company does not
expect to pay U.S. federal corporate level taxes. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement to distribute annually at least
90%
of its “REIT taxable income,” as defined by the Code, to its stockholders. If the Company fails to meet these requirements, it could be subject to federal income tax on all of the Company's taxable income at regular corporate rates for that year. The Company would not
be able to deduct distributions paid to stockholders in any year in which it fails to qualify as a REIT. Additionally, the Company will also be disqualified from electing to be taxed as a REIT for the four
taxable years following the year during which qualification was lost unless the Company is entitled to relief under specific statutory provisions. Taxable income from certain non-REIT activities is managed through a taxable REIT subsidiary (“TRS”), which is subject to U.S. federal and applicable state and local corporate income taxes. As of
September 30, 2020,
the Company believes it is in compliance with all applicable REIT requirements and had no
significant taxes associated with its TRS.

We evaluate the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing our tax returns to determine whether the tax positions are “more-likely-than-
not”
(greater than
50
percent probability) of being sustained by the applicable tax authority. Tax positions not
deemed to meet the more-likely-than-
not
threshold would be recorded as a tax benefit or expense in the current year. Our management is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which include federal and certain states. We have no
examinations in progress and
none
are expected at this time.

We recognize our tax positions and evaluate them using a
two
-step process. First, we determine whether a tax position is more likely than not
to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Second, we will determine the amount of benefit to recognize and record the amount that is more likely than not
to be realized upon ultimate settlement. We had
no
material unrecognized tax benefit or expense, accrued interest or penalties as of
September 30, 2020.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Section
107
of the Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company can take advantage of the extended transition period provided in Section
13
(a) of the Securities Exchange Act of
1934
(the “Exchange Act”) for complying with new or revised accounting standards applicable to public companies. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of this extended transition period. As a result of this election, our financial statements may
not
be comparable to companies that comply with public company effective dates for such new or revised standards. We may
elect to comply with public company effective dates at any time, and such election would be irrevocable pursuant to Section
107
(b) of the JOBS Act.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments – Credit Losses on Financial Instruments
(“ASU
2016
-
13”
), which establishes credit losses on certain types of financial instruments. The new approach changes the impairment model for most financial assets and will require the use of an “expected credit loss” model for financial instruments measured at amortized cost and certain other instruments. This model applies to trade and other receivables, loans, debt securities, net investments in leases, and off-balance sheet credit exposures (such as loan commitments, standby letters of credit, and financial guarantees not
accounted for as insurance) and requires entities to estimate the lifetime expected credit loss on such instruments and record an allowance that represents the portion of the amortized cost basis that the entity does not
expect to collect.

This allowance is deducted from the financial asset's amortized cost basis to present the net amount expected to be collected. The new expected credit loss model will also apply to purchased financial assets with credit deterioration, superseding current accounting guidance for such assets. The amended guidance also amends the impairment model for available-for-sale debt securities, requiring entities to determine whether all or a portion of the unrealized loss on such securities is a credit loss, and also eliminating the option for management to consider the length of time a security has been in an unrealized loss position as a factor in concluding whether or not
a credit loss exists. The amended model states that an entity will recognize an allowance for credit losses on available-for-sale debt securities as a contra account to the amortized cost basis, instead of a direct reduction of the amortized cost basis of the investment, as under current guidance. As a result, entities will recognize improvements to estimated credit losses on available-for-sale debt securities immediately in earnings as opposed to in interest income over time. There are also additional disclosure requirements included in this guidance. The amended guidance is to be applied on a modified retrospective basis with the cumulative effect of initially applying the amendments recognized in retained earnings at the date of initial application. However, certain provisions of the guidance are only required to be applied on a prospective basis. That methodology replaces the probable, incurred loss model for those assets. The new standard is effective for the Company for annual and interim periods beginning after
December 15, 2023.
While the Company is currently evaluating the impact ASU
2016
-
13
will have on the Company's consolidated financial statements, the ultimate impact will depend on the portfolio and facts and circumstances near the date of adoption.

In
November 2018,
the FASB issued ASU
2018
-
19,
Codification Improvements
to Topic
326,
Financial Instruments – Credit Losses
, which updated the effective dates of implementation to align the implementation date for annual and interim financial statements as well as clarify the scope of the guidance in ASU
2016
-
13.
This standard's effective date is the same as ASU
2016
-
13.

In
April 2019,
the FASB issued ASU
2019
-
04,
Codification Improvements to Topic
326.
Financial Instruments – Credit Losses
, which is intended to clarify the guidance introduced by ASU
2016
-
13.
This standard's effective date is the same as ASU
2016
-
13.

In
May 2019,
the FASB issued ASU
2019
-
05,
Targeted Transition Relief for Topic
326.
Financial Instruments – Credit Losses
, which provides for an option to irrevocably elect the fair-value option for certain financial assets previously measured at amortized cost basis. Other than the Company's investment in CMBS, the Company does not
currently expect to elect the fair-value option for assets expected to be held at amortized cost. This standard's effective date is the same as ASU
2016
-
13.

Reclassification, Comparability Adjustment [Policy Text Block]
Other Matters

During the
second
quarter of
2020,
immaterial errors were identified on the
Q1
2020
consolidated statement of cash flows relating to the consolidation of the Company's CMBS trusts where the Company is the primary beneficiary. The correction of these errors would result in an increase of approximately
$28.2
million in investing cash inflows with a corresponding increase in financing cash outflows in the
March 31, 2020
consolidated statement of cash flows. Additionally, for the
three
-month period ended
March 31, 2020,
the supplemental disclosures of non-cash investing and financing activities omitted non-cash increases in mortgage loans held in VIEs and non-cash increases in bonds payable from consolidated VIEs of approximately
$48.0
million related to the consolidation of VIEs resulting from contributions of CMBS B-pieces in connection with the Formation Transaction. These errors have been corrected in the year-to-date cash flow information for
2020.
As a result, the table in Note
2
presenting the contributed assets and liabilities has also been corrected to reflect increases of approximately
$48.0
million to both the mortgage loans held in VIEs and bonds payable held in VIEs. There was no
impact to total contributions. There was also
no
impact to the Consolidated Balance Sheets, the Consolidated Statement of Operations or the Consolidated Statements of Stockholders' Equity. These errors have been corrected in the year-to-date cash flow information for
2020.